SHARE OPTION PLAN (Narrative) (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised	0
Unrecognized compensation costs related to non-vested options granted	$ 0.3	$ 0.5